GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Jan. 02, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLES

7. GOODWILL AND OTHER INTANGIBLES

The carrying amount of goodwill and other intangibles are as follows:

	January 2, 2016
	Weighted Avg. Useful Life (In yrs.)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizable intangibles
Formulas	10	$10,307	$6,784	$3,523
Trade name and trademarks	12	106,092	36,263	69,829
Non-compete	4	2,309	1,220	1,089
Customer relationships	14	270,610	133,035	137,575

		389,318	177,302	212,016
Indefinite-lived intangibles
Trade name and trademarks		27,175	—	27,175
Water and sewer usage permits		2,919	—	2,919

		419,412	177,302	242,110
Goodwill		299,708	—	299,708

		$719,120	$177,302	$541,818

	January 3, 2015
	Weighted Avg. Useful Life (In yrs.)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizable intangibles
Formulas	10	$10,307	$5,766	$4,541
Trade name and trademarks	10	87,892	28,378	59,514
Non-compete	5	1,209	978	231
Customer relationships	14	239,410	110,472	128,938

		338,818	145,594	193,224
Indefinite-lived intangibles
Trade name and trademarks		27,175	—	27,175
Water and sewer usage permits		2,919	—	2,919

		368,912	145,594	223,318
Goodwill		275,262	—	275,262

		$644,174	$145,594	$498,580

Amortization expense related to other intangibles was $31,708, $29,823 and $30,597 for fiscal 2015, fiscal 2014 and fiscal 2013, respectively.

At January 2, 2016, expected future amortization expense for other intangibles was as follows:

Fiscal Year	Amortization Expense
2016	$31,001
2017	29,028
2018	26,481
2019	22,992
2020	21,495
Thereafter	81,019

$212,016

The carrying amounts of goodwill by segment (there was no goodwill associated with the Industrial segment) are as follows:

	Foodservice	Retail	Convenience	Total
Balance at December 28, 2013 and January 3, 2015	$187,136	$46,236	$41,890	$275,262
Fiscal 2015 acquisitions	1,272	11,462	11,712	24,446

Balance at January 2, 2016	$188,408	$57,698	$53,602	$299,708

There were no accumulated goodwill impairment losses.